Note 16. Financial Instruments and Financial Risk (Detail) - Notional and Fair Value of All Derivative Instruments: (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012		Oct. 31, 2011
Assets
Embedded derivatives(a)	$ 10	[1]	$ 11,584	[1]
Foreign currency forward contracts under cash flow hedges(b)	195	[2]	88	[2]
Foreign currency forward contracts not under hedging relationships(c)		[3]	183	[3]
Liabilities
Embedded derivatives(a)	814	[1]	370	[1]
Foreign currency forward contracts under cash flow hedges(b)	60	[2]	57	[2]
Foreign currency forward contracts not under hedging relationships(c)		[3]	$ 148	[3]

[1]	As of October 31, 2012 and October 31, 2011, total notional amounts for the Company's certain supply contracts identified for embedded derivatives were approximately $49 million and $300 million, respectively.
[2]	As of October 31, 2012 and October 31, 2011, total notional amounts for the Company's foreign currency forward contracts under cash flow hedges were approximately $33 million and $36 million, respectively
[3]	As of October 31, 2012 and October 31, 2011, total notional amounts for the Company's foreign currency forward contracts not under hedging relationships were approximately $0 and $13 million, respectively.